Expense Example - Eaton Vance Preferred Securities and Income ETF - Eaton Vance Preferred Securities and Income ETF - Eaton Vance Preferred Securities and Income ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	$ 125